Income Tax Expense (Tables)	12 Months Ended
Aug. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense	Income tax expense consisted of the following:
	For the year ended August 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax expense:
PRC	113,045	64,352	56,432
Hong Kong	23,665	29,923	20,926
US	2,633	2,455	450
Canada	-	44	-
Deferred income tax (benefit) expense:
PRC	(2,716)	(3,749)	17,318
Canada	(49)	67	(261)
US	-	(28)	8,050
UK	(42,402)	(34,145)	83,003
Total income tax expense:	94,176	58,919	185,918

Schedule of Deferred Tax Assets and Liabilities	Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group’s deferred tax assets and liabilities were as follows:
	As of August 31,
	2022	2023
	RMB	RMB
Deferred tax assets:
Net operating loss carry-forward	184,081	201,482
Less: valuation allowance	(98,978)	(199,672)
Total deferred tax assets	85,103	1,810
Deferred tax liabilities:
Intangible assets	21,707	21,893
Withholding tax	-	20,200
Total deferred tax liabilities	21,707	42,093

Schedule of Movement in Valuation Allowance	Movement in valuation allowance is as follows:
	For the year ended August 31,
	2021	2022	2023
	RMB	RMB	RMB
Beginning balance	61,448	98,081	98,978
Additions from acquisition	2,070	-	-
Additions	46,488	14,442	181,280
Decrease from disposal of subsidiaries	-	-	(8,244)
Reversal	(11,789)	(13,293)	(41,141)
Expired	(136)	(252)	(31,201)
Ending balance	98,081	98,978	199,672

Schedule of Reconciliation Between Provision for Income Taxes	Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% in year 2021, 2022 and 2023 to income before income taxes and the actual provision for income tax were as follows:
	For the year ended August 31,
	2021	2022	2023
	RMB	RMB	RMB
Net loss before provision for income tax after elimination adjustment	(439,952)	(604,871)	(200,566)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(109,988)	(151,218)	(50,142)
Effect of intercompany transactions between continuing and discontinued operations	154,947	-	-
Effect of expenses that are not deductible in determining taxable profit*	66,668	180,404	107,020
Unrecognized tax losses	46,488	14,442	181,280
Utilization of tax losses previously not recognized	(11,789)	(13,293)	(41,141)
Effect of tax rate difference from tax holiday and statutory rate in other jurisdictions	(51,815)	7,604	(36,275)
Withholding tax expense**	-	25,000	20,200
Impact of change in tax rate in UK	-	-	2,797
Others	(335)	(4,020)	2,179
Income tax expense recognized in profit or loss	94,176	58,919	185,918
Note*:	Included in the expenses that are not deductible in determining taxable profit were primarily related to impairment loss, share based compensation and non-deductible expenses arose from Overseas Schools.
Note**:	The Enterprise Income Tax Law and its implementation rules also impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends receivable by non-PRC-resident enterprises from PRC-resident enterprises in respect of earnings accumulated beginning on January 1, 2008. As of August 31, 2022, the Group has recorded RMB 25,000 for dividend withholding tax related to the distributed earnings of Zhuhai Bright Scholar to its immediate holding company Time Education China Holdings Limited located in Hong Kong. As of August 31, 2023, the Group expects to distribute a portion of the earnings (RMB 202,000) of Zhuhai Bright Scholar to Time Education China Holdings Limited, and hence accrued a withholding tax of RMB 20,200 at the year end. The remaining undistributed earnings of the Company’s PRC subsidiaries are intended to be permanently reinvested, and accordingly, no deferred tax liabilities have been provided for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company.